Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Federal			$ (131,000)
State
Foreign
Total Provision for Income Taxes			$ (131,000)